Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements
Fair Value Measurements
The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and December 31, 2013, respectively:

	March 31, 2014
	Level 1	Level 2	Level 3	Total
	(In millions)
Assets:
Fixed maturity securities available for sale:
U.S. government and agencies	$—	$130	$—	$130
State and political subdivisions	—	1,072	—	1,072
Corporate debt securities	—	1,739	—	1,739
Mortgage-backed/asset-backed securities	—	104	—	104
Foreign government bonds	—	41	—	41
Preferred stock available for sale	65	86	—	151
Equity securities available for sale	135	—	—	135
Other long-term investments	—	—	40	40
Interest rate swap contracts	—	1	—	1
Foreign currency contracts	—	2	—	2
Total assets	$200	$3,175	$40	$3,415

Liabilities:
Interest rate swap contracts	$—	$1	$—	$1
Commodity contracts	—	4	—	4
Foreign currency contracts	—	1	—	1
Total liabilities	$—	$6	$—	$6

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$—	$126	$—	$126
State and political subdivisions	—	1,075	—	1,075
Corporate debt securities	—	1,606	—	1,606
Mortgage-backed/asset-backed securities	—	109	—	109
Foreign government bonds	—	43	—	43
Preferred stock available for sale	73	78	—	151
Equity securities available for sale	136	—	—	136
Other long-term investments	—	—	38	38
Foreign currency contracts	—	4	—	4
Interest rate swap contracts	—	2	—	2
Total assets	$209	$3,043	38	$3,290

Liabilities:
Interest rate swap contracts	$—	$1	$—	$1
Commodity contracts	—	2	—	2
Total liabilities	$—	$3	$—	$3

Our Level 2 fair value measures for fixed-maturities available for sale are provided by third-party pricing services. We utilize one firm for our taxable bond and preferred stock portfolio and another for our tax-exempt bond portfolio. These pricing services are leading global providers of financial market data, analytics and related services to financial institutions. We rely on one price for each instrument to determine the carrying amount of the assets on our balance sheet. The inputs utilized in these pricing methodologies include observable measures such as benchmark yields, reported trades, broker dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers and reference data including market research publications. We review the pricing methodologies for all of our Level 2 securities by obtaining an understanding of the valuation models and assumptions used by the third-party as well as independently comparing the resulting prices to other publicly available measures of fair value and internally developed models. The pricing methodologies used by the relevant third party pricing services are as follows:

•	U.S. government and agencies: These securities are valued based on data obtained for similar securities in active markets and from inter-dealer brokers.

•
State and political subdivisions: These securities are valued based on data obtained for similar securities in active markets and from inter-dealer brokers. Factors considered include relevant trade information, dealer quotes and other relevant market data.

•
Corporate debt securities: These securities are valued based on dealer quotes and related market trading activity. Factors considered include the bond's yield, its terms and conditions, or any other feature which may influence its risk and thus marketability, as well as relative credit information and relevant sector news.

•
Mortgage-backed/asset-backed securities: These securities are comprised of agency mortgage-backed securities, collaterized mortgage obligations, and asset-backed securities. They are valued based on available trade information, dealer quotes, cash flows, relevant indices and market data for similar assets in active markets.

•	Foreign government bonds: These securities are valued based on a discounted cash flow model incorporating observable market inputs such as available broker quotes and yields of comparable securities.

•	Preferred stock: Preferred stocks are valued by calculating the appropriate spread over a comparable U.S. Treasury security. Inputs include benchmark quotes and other relevant market data.
Our Level 2 fair value measures for our interest rate swap, foreign currency contracts, and commodity contracts are valued using the income approach. This approach uses techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option-pricing and excess earnings models).
Our Level 3 investments consist of structured notes that were purchased in 2009. The structured notes had a par value of $38 million and fair value of $40 million at March 31, 2014, and a par value and a fair value of $38 million at December 31, 2013. The structured notes are held for general investment purposes and represent approximately one percent of our total investment portfolio. The structured notes are classified as other long-term investments and are measured in their entirety at fair value with changes in fair value recognized in earnings. The fair value of these instruments represents exit prices obtained from a broker-dealer. These exit prices are the product of a proprietary valuation model utilized by the trading desk of the broker-dealer and contain assumptions relating to volatility, the level of interest rates, and the value of the underlying commodity indices. We reviewed the pricing methodologies for our Level 3 investments to ensure that they are reasonable and believe they represent an exit price for the securities as of March 31, 2014.
The following table presents the changes in our investments that are classified as Level 3 for the period ended March 31, 2014 (in millions):

Balance, December 31, 2013	$38
Net realized gain	2
Balance, March 31, 2014	$40

The carrying amounts of short-term investments, accounts receivable and notes receivable approximate fair value due to their short-term nature. Additional information regarding the fair value of our investment portfolio is included in Note D.

Fair Value Measurements
The fair value hierarchy established by the accounting standards on fair value measurements includes three levels which are based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities that are recorded in the Consolidated Balance Sheets are categorized based on the inputs to the valuation techniques as follows:
Level 1.  Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that we have the ability to access.
Level 2.  Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 3.  Financial assets and liabilities whose values are based on model inputs that are unobservable.
The following table presents our fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2013 and 2012, respectively:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(In millions)
Assets:
Fixed-maturity securities available for sale:
U.S. government and agencies	$—	$126	$—	$126
State and political subdivisions	—	1,075	—	1,075
Corporate debt securities	—	1,606	—	1,606
Foreign government bonds	—	43	—	43
Mortgage-backed/asset-backed securities	—	109	—	109
Preferred stock available for sale	73	78	—	151
Equity securities available for sale	136	—	—	136
Other long-term investments	—	—	38	38
Foreign exchange contracts	—	4	—	4
Interest rate swap contracts	—	2	—	2
Total assets	$209	$3,043	$38	$3,290

Liabilities:
Commodity contracts	$—	$2	$—	$2
Interest rate swap contracts	—	1	—	1
Total liabilities	$—	$3	$—	$3

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed-maturity securities available for sale:
U.S. government and agencies	$—	$139	$—	$139
State and political subdivisions	—	1,300	—	1,300
Corporate debt securities	—	1,499	—	1,499
Foreign government bonds	—	48	—	48
Mortgage-backed/asset-backed securities	—	154	—	154
Preferred stock available for sale	109	108	—	217
Equity securities available for sale	138	—	—	138
Other long-term investments	—	—	41	41
Foreign exchange contracts	—	6	—	6
Commodity contracts	—	1	—	1
Total	$247	$3,255	$41	$3,543

Liabilities:
Commodity contracts	$—	$2	$—	$2
Interest rate swap contracts	—	2	—	2
Total liabilities	$—	$4	$—	$4

Our Level 2 fair value measures for fixed-maturities available for sale are provided by third-party pricing services. We utilize one firm for our taxable bond and preferred stock portfolio and another for our tax-exempt bond portfolio. These pricing services are leading global providers of financial market data, analytics and related services to financial institutions. We rely on one price for each instrument to determine the carrying amount of the assets on our balance sheet. The inputs utilized in these pricing methodologies include observable measures such as benchmark yields, reported trades, broker dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers and reference data including market research publications. We review the pricing methodologies for all of our Level 2 securities by obtaining an understanding of the valuation models and assumptions used by the third-party as well as independently comparing the resulting prices to other publicly available measures of fair value and internally developed models. The pricing methodologies used by the relevant third party pricing services are:

•	U.S. government and agencies: These securities are valued based on data obtained for similar securities in active markets and from inter-dealer brokers.

•
State and political subdivisions: These securities are valued based on data obtained for similar securities in active markets and from inter-dealer brokers. Factors considered include relevant trade information, dealer quotes and other relevant market data.

•
Corporate debt securities: These securities are valued based on dealer quotes and related market trading activity. Factors considered include the bond's yield, its terms and conditions, or any other feature which may influence its risk and thus marketability, as well as relative credit information and relevant sector news.

•	Foreign government bonds: These securities are valued based on a discounted cash flow model incorporating observable market inputs such as available broker quotes and yields of comparable securities.

•
Mortgage-backed/asset-backed securities: These securities are comprised of commercial mortgage-backed securities, agency mortgage-backed securities, collaterized mortgage obligations, and asset-backed securities. They are valued based on available trade information, dealer quotes, cash flows, relevant indices and market data for similar assets in active markets.

•	Preferred stock: Preferred stocks are valued by calculating the appropriate spread over a comparable US Treasury security. Inputs include benchmark quotes and other relevant market data.
Our Level 2 fair value measures for our interest rate swap, foreign exchange contracts, and commodity contracts are valued using the income approach. This approach uses techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option-pricing and excess earnings models).
Our Level 3 investments consist of structured notes that were purchased in the third quarter of 2009. The structured notes had a par value of $38 million at December 31, 2013 and 2012 and a fair value of $38 million and $41 million at December 31, 2013 and 2012, respectively. The structured notes are held for general investment purposes and represent one percent of our total investment portfolio. The structured notes are classified as Other long-term investments and are measured in their entirety at fair value with changes in fair value recognized in earnings. The fair value of these instruments are the product of a proprietary valuation model utilized by the trading desk of the broker-dealer and contain assumptions relating to volatility, the level of interest rates, and the underlying value of the indexes, exchange-traded funds, and foreign currencies. We review the pricing methodologies for our Level 3 investments to ensure that they are reasonable and believe they represent an exit price as of December 31, 2013.
The following table presents the changes in our investments that are classified as Level 3 for the years ended December 31, 2013 and 2012 (in millions):

Balance, December 31, 2011	$41
Realized gain (loss)	—
Balance, December 31, 2012	41
Realized loss	(3)
Balance, December 31, 2013	$38

The carrying amounts of short-term investments, accounts receivable and notes receivable approximate fair value due to their short-term nature. The fair value of our notes payable is included in Note J.
Additional information regarding the fair value of our investment portfolio is included in Note D.